Financial Risk Management - Disclosure Of Net Foreign Exchange Exposure (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Risk	Dollar decrease
Probable scenario	158
Scenario Two [Member]
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Net Foreign Exchange Exposure	R$ (115,521)
Scenario Three [Member]
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Net Foreign Exchange Exposure	R$ (346,880)